Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Supplementary Cash Flow Information
26.	Supplementary cash flow information

The changes in non-cash working capital items are as follows:

	March 31,	March 31,
	2019	2018
		(Restated - see note 3)
Amounts receivable	$(67,688)	$(15,738)
Prepaid expenses and other current assets	(87,476)	(15,770)
Biological assets and inventory	(176,870)	(29,667)
Accounts payable and accrued liabilities	69,540	27,130
Other long-term assets	1,396	-
Other liabilities	(1,070)	352
Total	$(262,168)	$(33,693)

Non-cash transactions

Excluded from the year ended March 31, 2019 consolidated statements of cash flows was a total of $96,875 in accounts payable and accrued liabilities as follows: $96,875 of property, plant and equipment purchases and $nil of share issue costs. Included for the year ended March 31, 2019 consolidated statements of cash flows is a total of $49,679 in accounts payable and accrued liabilities as follows: $49,627 of property, plant and equipment purchases and $52 of share issue costs.

Excluded from the year ended March 31, 2018 consolidated statements of cash flows was a total of $49,679 in accounts payable and accrued liabilities as follows: $49,627 of property, plant and equipment purchases and $52 of share issue costs. Included for the year ended March 31, 2018 consolidated statements of cash flows is a total of $3,860 in accounts payable and accrued liabilities as follows: $3,770 of property, plant and equipment purchases and $90 of share issue costs.